Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP Units (the “Exchange Offer”). The Exchange Offer expired at 5:00 p.m., EDT, on Monday, October 3, 2011, and 867,789 Class A common shares and 453,642 OP Units were accepted for exchange.